Financial Assets and Liabilities - Summary of Derivative Financial Instruments (Detail)	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 PHP (₱)	Dec. 31, 2024 PHP (₱)	Dec. 31, 2025 PHP (₱)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 PHP (₱)
Disclosure of detailed information about financial instruments [Line Items]
Weighted Average Foreign Exchange Rate	1	58.79
Net Mark-to- market Gains (Losses)		₱ 743,000,000	₱ 318,000,000
Long Term Foreign Currency Options | Smart [Member] | Condition One
Disclosure of detailed information about financial instruments [Line Items]
Weighted Average Foreign Exchange Rate	48	48
Long Term Foreign Currency Options | Smart [Member] | Condition Two
Disclosure of detailed information about financial instruments [Line Items]
Weighted Average Foreign Exchange Rate	48	48
Transactions Not Designated As Hedges [Member]
Disclosure of detailed information about financial instruments [Line Items]
Net Mark-to- market Gains (Losses)		₱ 203,000,000	10,000,000
Transactions Not Designated As Hedges [Member] | PLDT [Member]
Disclosure of detailed information about financial instruments [Line Items]
Net Mark-to- market Gains (Losses)		146,000,000	(15,000,000)
Transactions Not Designated As Hedges [Member] | Smart [Member]
Disclosure of detailed information about financial instruments [Line Items]
Net Mark-to- market Gains (Losses)		57,000,000	25,000,000
Transactions Designated As Hedges
Disclosure of detailed information about financial instruments [Line Items]
Net Mark-to- market Gains (Losses)		540,000,000	308,000,000
Transactions Designated As Hedges | PLDT [Member]
Disclosure of detailed information about financial instruments [Line Items]
Net Mark-to- market Gains (Losses)		377,000,000	164,000,000
Transactions Designated As Hedges | Smart [Member]
Disclosure of detailed information about financial instruments [Line Items]
Net Mark-to- market Gains (Losses)		₱ 163,000,000	144,000,000
Termination Date Various Dates in 2024 [Member] | US Dollar Liabilities [Member] | Various Dates in 2023 and 2024 [Member] | Transactions Not Designated As Hedges [Member] | Forward Foreign Exchange Contracts [Member] | PLDT [Member]
Disclosure of detailed information about financial instruments [Line Items]
Original Notional Amount | $	$ 1,191,000,000
Trade Date	Various dates in 2023 and 2024	Various dates in 2023 and 2024
Underlying Transaction	U.S. Dollar Liabilities	U.S. Dollar Liabilities
Termination Date	Various dates in 2024	Various dates in 2024
Weighted Average Foreign Exchange Rate		56.93
Termination Date Various Dates in 2024 [Member] | US Dollar Liabilities [Member] | Various Dates in 2023 and 2024 [Member] | Transactions Not Designated As Hedges [Member] | Foreign Exchange Options Seagull | Smart [Member]
Disclosure of detailed information about financial instruments [Line Items]
Original Notional Amount | $	$ 45,000,000
Trade Date	Various dates in 2023 and 2024	Various dates in 2023 and 2024
Underlying Transaction	U.S. Dollar Liabilities	U.S. Dollar Liabilities
Termination Date	Various dates in 2024	Various dates in 2024
Weighted Average Foreign Exchange Rate		55.6
Termination Date Various Dates in 2024 [Member] | US Dollar Liabilities [Member] | Various Dates in 2023 and 2024 [Member] | Transactions Not Designated As Hedges [Member] | Foreign Exchange Options Seagull | Smart [Member] | Condition One
Disclosure of detailed information about financial instruments [Line Items]
Weighted Average Foreign Exchange Rate		56
Termination Date Various Dates in 2024 [Member] | US Dollar Liabilities [Member] | Various Dates in 2023 and 2024 [Member] | Transactions Not Designated As Hedges [Member] | Foreign Exchange Options Seagull | Smart [Member] | Condition Two
Disclosure of detailed information about financial instruments [Line Items]
Weighted Average Foreign Exchange Rate		57
Termination Date Various Dates in 2024 [Member] | US Dollar Liabilities [Member] | Various Dates in June 2023 to December 2024 [Member] | Transactions Not Designated As Hedges [Member] | Forward Foreign Exchange Contracts [Member] | Smart [Member]
Disclosure of detailed information about financial instruments [Line Items]
Original Notional Amount | $	$ 1,063,000,000
Trade Date	Various dates in June 2023 to December 2024	Various dates in June 2023 to December 2024
Underlying Transaction	U.S. Dollar Liabilities	U.S. Dollar Liabilities
Termination Date	Various dates in 2024	Various dates in 2024
Weighted Average Foreign Exchange Rate		56.66
Termination Date Various Dates in January to July 2025 [Member] | US Dollar Liabilities [Member] | Various Dates in October to December 2024 [Member] | Transactions Not Designated As Hedges [Member] | Forward Foreign Exchange Contracts [Member] | PLDT [Member]
Disclosure of detailed information about financial instruments [Line Items]
Original Notional Amount | $	$ 303,000,000
Trade Date	Various dates inOctober to December 2024	Various dates inOctober to December 2024
Underlying Transaction	U.S. Dollar Liabilities	U.S. Dollar Liabilities
Termination Date	Various dates inJanuary to July 2025	Various dates inJanuary to July 2025
Weighted Average Foreign Exchange Rate		58.45
Notional Amount | $					$ 303,000,000
Net Mark-to- market Gains (Losses)			(10,000,000)
Termination Date Various Dates in July to December 2025 [Member] | US Dollar Liabilities [Member] | Various Dates in October to December 2024 [Member] | Transactions Not Designated As Hedges [Member] | Forward Foreign Exchange Contracts [Member] | PLDT [Member]
Disclosure of detailed information about financial instruments [Line Items]
Original Notional Amount | $	$ 14,000,000
Trade Date	Various dates inOctober to December 2024	Various dates inOctober to December 2024
Underlying Transaction	U.S. Dollar Revenues	U.S. Dollar Revenues
Termination Date	Various dates inJuly to December 2025	Various dates inJuly to December 2025
Weighted Average Foreign Exchange Rate		58.65
Notional Amount | $					14,000,000
Net Mark-to- market Gains (Losses)			(2,000,000)
Termination Date Various Dates in July to December 2025 [Member] | US Dollar Revenues [Member] | Various dates in October to November 2024 [Member] | Transactions Not Designated As Hedges [Member] | Forward Foreign Exchange Contracts [Member] | Smart [Member]
Disclosure of detailed information about financial instruments [Line Items]
Original Notional Amount | $	$ 5,000,000
Trade Date	Various dates inOctober to November 2024	Various dates inOctober to November 2024
Underlying Transaction	U.S. Dollar Revenues	U.S. Dollar Revenues
Termination Date	Various dates inJuly to November 2025	Various dates inJuly to November 2025
Weighted Average Foreign Exchange Rate		58.48
Notional Amount | $					5,000,000
Net Mark-to- market Gains (Losses)			(2,000,000)
Termination Date Various Dates in March 2025 to May 2026 [Member] | US Dollar Liabilities [Member] | Various Dates in January to December 2025 [Member] | Transactions Not Designated As Hedges [Member] | Forward Foreign Exchange Contracts [Member] | PLDT [Member]
Disclosure of detailed information about financial instruments [Line Items]
Original Notional Amount | $	$ 766,000,000
Trade Date	Various dates inJanuary to December 2025	Various dates inJanuary to December 2025
Underlying Transaction	U.S. Dollar Liabilities	U.S. Dollar Liabilities
Termination Date	Various dates inMarch 2025 to May 2026	Various dates inMarch 2025 to May 2026
Weighted Average Foreign Exchange Rate		57.75
Notional Amount | $	$ 243,000,000
Net Mark-to- market Gains (Losses)		₱ 165,000,000
Termination Date Various dates in December 2025 to December 2026 [Member] | US Dollar Liabilities [Member] | Various Dates in June to December 2025 [Member] | Transactions Not Designated As Hedges [Member] | Forward Foreign Exchange Contracts [Member] | PLDT [Member]
Disclosure of detailed information about financial instruments [Line Items]
Original Notional Amount | $	$ 38,000,000
Underlying Transaction	U.S. Dollar Revenues	U.S. Dollar Revenues
Termination Date Various dates in December 2025 to December 2026 [Member] | US Dollar Revenues [Member] | Various Dates in June to December 2025 [Member] | Transactions Not Designated As Hedges [Member] | Forward Foreign Exchange Contracts [Member] | PLDT [Member]
Disclosure of detailed information about financial instruments [Line Items]
Trade Date	Various dates inJune to December 2025	Various dates inJune to December 2025
Termination Date	Various dates in December 2025 to December 2026	Various dates in December 2025 to December 2026
Weighted Average Foreign Exchange Rate		58.37
Notional Amount | $	$ 37,000,000
Net Mark-to- market Gains (Losses)		₱ (27,000,000)
Termination Date Various dates in March to July 2026 [Member] | US Dollar Liabilities [Member] | Various Dates in January 2026 [Member] | Transactions Not Designated As Hedges [Member] | Forward Foreign Exchange Contracts [Member] | Smart [Member]
Disclosure of detailed information about financial instruments [Line Items]
Original Notional Amount | $	$ 72,000,000
Trade Date	Various dates in January 2026	Various dates in January 2026
Underlying Transaction	U.S. Dollar Liabilities	U.S. Dollar Liabilities
Termination Date	Various dates in March to July 2026	Various dates in March to July 2026
Weighted Average Foreign Exchange Rate		59.36
Termination Date Various Dates in December 2026 [Member] | US Dollar Revenues [Member] | Various Dates in January 2026 [Member] | Transactions Not Designated As Hedges [Member] | Forward Foreign Exchange Contracts [Member] | PLDT [Member]
Disclosure of detailed information about financial instruments [Line Items]
Original Notional Amount | $	$ 2,000,000
Trade Date	Various dates inJanuary 2026	Various dates inJanuary 2026
Underlying Transaction	U.S. Dollar Revenues	U.S. Dollar Revenues
Termination Date	Various dates in December 2026	Various dates in December 2026
Weighted Average Foreign Exchange Rate		60.13
Termination Date Various dates in March to August 2026 | US Dollar Liabilities [Member] | Various Dates in January 2026 [Member] | Transactions Not Designated As Hedges [Member] | Forward Foreign Exchange Contracts [Member] | PLDT [Member]
Disclosure of detailed information about financial instruments [Line Items]
Original Notional Amount | $	$ 77,000,000
Trade Date	Various dates inJanuary 2026	Various dates inJanuary 2026
Underlying Transaction	U.S. Dollar Liabilities	U.S. Dollar Liabilities
Termination Date	Various dates in March to August 2026	Various dates in March to August 2026
Weighted Average Foreign Exchange Rate		59.01
Termination Date January 2026 [Member] | U.S. Dollar Cash [Member] | Various Dates in December 2025 [Member] | Transactions Not Designated As Hedges [Member] | Forward Foreign Exchange Contracts [Member] | PLDT [Member]
Disclosure of detailed information about financial instruments [Line Items]
Original Notional Amount | $	$ 22,000,000
Trade Date	Various dates inDecember 2025	Various dates inDecember 2025
Underlying Transaction	U.S. Dollar Cash	U.S. Dollar Cash
Termination Date	January 2026	January 2026
Weighted Average Foreign Exchange Rate		58.7
Notional Amount | $	$ 22,000,000
Net Mark-to- market Gains (Losses)		₱ (2,000,000)
Termination date various dates in December 2025 to November 2026 | US Dollar Revenues [Member] | Various Dates in June to December 2025 [Member] | Transactions Not Designated As Hedges [Member] | Forward Foreign Exchange Contracts [Member] | Smart [Member]
Disclosure of detailed information about financial instruments [Line Items]
Original Notional Amount | $	$ 23,000,000
Trade Date	Various dates inJune to December 2025	Various dates inJune to December 2025
Underlying Transaction	U.S. Dollar Revenues	U.S. Dollar Revenues
Termination Date	Various dates in December 2025 to November 2026	Various dates in December 2025 to November 2026
Weighted Average Foreign Exchange Rate		58.22
Notional Amount | $	$ 21,000,000
Net Mark-to- market Gains (Losses)		₱ (16,000,000)
Termination Date Various Dates in January 2025 to March 2026 | US Dollar Liabilities [Member] | Various Dates in January to December 2025 [Member] | Transactions Not Designated As Hedges [Member] | Forward Foreign Exchange Contracts [Member] | Smart [Member]
Disclosure of detailed information about financial instruments [Line Items]
Original Notional Amount | $	$ 550,000,000
Trade Date	Various dates in January to December 2025	Various dates in January to December 2025
Underlying Transaction	U.S. Dollar Liabilities	U.S. Dollar Liabilities
Termination Date	Various dates inJanuary 2025 to March 2026	Various dates inJanuary 2025 to March 2026
Weighted Average Foreign Exchange Rate		57.83
Notional Amount | $	$ 120,000,000
Net Mark-to- market Gains (Losses)		₱ 46,000,000
Termination Date Various dates in January to April 2025 [Member] | US Dollar Liabilities [Member] | Various Dates in September to December 2024 [Member] | Transactions Not Designated As Hedges [Member] | Foreign Exchange Options Seagull | Smart [Member]
Disclosure of detailed information about financial instruments [Line Items]
Original Notional Amount | $	$ 8,000,000
Trade Date	Various dates in Septemberto December 2024	Various dates in Septemberto December 2024
Underlying Transaction	U.S. Dollar Liabilities	U.S. Dollar Liabilities
Termination Date	Various dates inJanuary to April 2025	Various dates inJanuary to April 2025
Weighted Average Foreign Exchange Rate		57.01
Notional Amount | $					8,000,000
Net Mark-to- market Gains (Losses)			(4,000,000)
Termination Date Various dates in January to April 2025 [Member] | US Dollar Liabilities [Member] | Various Dates in September to December 2024 [Member] | Transactions Not Designated As Hedges [Member] | Foreign Exchange Options Seagull | Smart [Member] | Condition One
Disclosure of detailed information about financial instruments [Line Items]
Weighted Average Foreign Exchange Rate		57.41
Termination Date Various dates in January to April 2025 [Member] | US Dollar Liabilities [Member] | Various Dates in September to December 2024 [Member] | Transactions Not Designated As Hedges [Member] | Foreign Exchange Options Seagull | Smart [Member] | Condition Two
Disclosure of detailed information about financial instruments [Line Items]
Weighted Average Foreign Exchange Rate		58.63
Termination Date Various Dates in January to June 2025 [Member] | US Dollar Liabilities [Member] | Various Dates in October to December 2024 [Member] | Transactions Not Designated As Hedges [Member] | Forward Foreign Exchange Contracts [Member] | Smart [Member]
Disclosure of detailed information about financial instruments [Line Items]
Original Notional Amount | $	$ 204,000,000
Trade Date	Various dates inOctober to December 2024	Various dates inOctober to December 2024
Underlying Transaction	U.S. Dollar Liabilities	U.S. Dollar Liabilities
Termination Date	Various dates in January to June 2025	Various dates in January to June 2025
Weighted Average Foreign Exchange Rate		58.18
Notional Amount | $					204,000,000
Net Mark-to- market Gains (Losses)			31,000,000
Termination Date Various Dates in September to December 2024 [Member] | US Dollar Liabilities [Member] | Various dates in March to September 2024 [Member] | Transactions Not Designated As Hedges [Member] | Foreign Exchange Options Seagull | PLDT [Member]
Disclosure of detailed information about financial instruments [Line Items]
Original Notional Amount | $	$ 16,000,000
Trade Date	Various dates in March to September 2024	Various dates in March to September 2024
Underlying Transaction	U.S. Dollar Liabilities	U.S. Dollar Liabilities
Termination Date	Various dates in September to December 2024	Various dates in September to December 2024
Weighted Average Foreign Exchange Rate		56.4
Termination Date Various Dates in September to December 2024 [Member] | US Dollar Liabilities [Member] | Various dates in March to September 2024 [Member] | Transactions Not Designated As Hedges [Member] | Foreign Exchange Options Seagull | PLDT [Member] | Condition One
Disclosure of detailed information about financial instruments [Line Items]
Weighted Average Foreign Exchange Rate		56.84
Termination Date Various Dates in September to December 2024 [Member] | US Dollar Liabilities [Member] | Various dates in March to September 2024 [Member] | Transactions Not Designated As Hedges [Member] | Foreign Exchange Options Seagull | PLDT [Member] | Condition Two
Disclosure of detailed information about financial instruments [Line Items]
Weighted Average Foreign Exchange Rate		57.76
Termination Date Various Dates in April 2025 [Member] | US Dollar Liabilities [Member] | Various Dates in September to December 2024 [Member] | Transactions Not Designated As Hedges [Member] | Foreign Exchange Options Seagull | PLDT [Member]
Disclosure of detailed information about financial instruments [Line Items]
Original Notional Amount | $	$ 10,000,000
Trade Date	Various dates in Septemberto December 2024	Various dates in Septemberto December 2024
Underlying Transaction	U.S. Dollar Liabilities	U.S. Dollar Liabilities
Termination Date	Various dates in April 2025	Various dates in April 2025
Weighted Average Foreign Exchange Rate		57
Notional Amount | $					$ 10,000,000
Net Mark-to- market Gains (Losses)			(3,000,000)
Termination Date Various Dates in April 2025 [Member] | US Dollar Liabilities [Member] | Various Dates in September to December 2024 [Member] | Transactions Not Designated As Hedges [Member] | Foreign Exchange Options Seagull | PLDT [Member] | Condition One
Disclosure of detailed information about financial instruments [Line Items]
Weighted Average Foreign Exchange Rate		57.59
Termination Date Various Dates in April 2025 [Member] | US Dollar Liabilities [Member] | Various Dates in September to December 2024 [Member] | Transactions Not Designated As Hedges [Member] | Foreign Exchange Options Seagull | PLDT [Member] | Condition Two
Disclosure of detailed information about financial instruments [Line Items]
Weighted Average Foreign Exchange Rate		58.32
Termination Date Various Dates in April 2025 [Member] | US Dollar Revenues [Member] | Various dates in December 2024 [Member] | Transactions Not Designated As Hedges [Member] | Forward Foreign Exchange Contracts [Member] | Smart [Member]
Disclosure of detailed information about financial instruments [Line Items]
Original Notional Amount | $	$ 1,000,000
Trade Date	Various dates in January 2026	Various dates in January 2026
Underlying Transaction	U.S. Dollar Revenues	U.S. Dollar Revenues
Termination Date	Various dates in December 2026	Various dates in December 2026
Weighted Average Foreign Exchange Rate		59.88
Termination Date Various Dates In April 2025 To April 2026 [Member] | US Dollar Liabilities [Member] | Various Dates in January to December 2025 [Member] | Transactions Not Designated As Hedges [Member] | Foreign Exchange Options Seagull | PLDT [Member]
Disclosure of detailed information about financial instruments [Line Items]
Original Notional Amount | $	$ 22,000,000
Trade Date	Various dates in Januaryto December 2025	Various dates in Januaryto December 2025
Underlying Transaction	U.S. Dollar Liabilities	U.S. Dollar Liabilities
Termination Date	Various dates in April 2025 to April 2026	Various dates in April 2025 to April 2026
Weighted Average Foreign Exchange Rate		56.71
Notional Amount | $	$ 6,000,000
Net Mark-to- market Gains (Losses)		₱ 10,000,000
Termination Date Various Dates In April 2025 To April 2026 [Member] | US Dollar Liabilities [Member] | Various Dates in January to December 2025 [Member] | Transactions Not Designated As Hedges [Member] | Foreign Exchange Options Seagull | PLDT [Member] | Condition One
Disclosure of detailed information about financial instruments [Line Items]
Weighted Average Foreign Exchange Rate		56.99
Termination Date Various Dates In April 2025 To April 2026 [Member] | US Dollar Liabilities [Member] | Various Dates in January to December 2025 [Member] | Transactions Not Designated As Hedges [Member] | Foreign Exchange Options Seagull | PLDT [Member] | Condition Two
Disclosure of detailed information about financial instruments [Line Items]
Weighted Average Foreign Exchange Rate		58.74
Termination Date Various Dates in April 2025 to May 2026 [Member] | US Dollar Liabilities [Member] | Various Dates in January to December 2025 [Member] | Transactions Not Designated As Hedges [Member] | Foreign Exchange Options Seagull | Smart [Member]
Disclosure of detailed information about financial instruments [Line Items]
Original Notional Amount | $	$ 58,000,000
Trade Date	Various dates in January to December 2025	Various dates in January to December 2025
Underlying Transaction	U.S. Dollar Liabilities	U.S. Dollar Liabilities
Termination Date	Various dates inApril 2025 to May 2026	Various dates inApril 2025 to May 2026
Weighted Average Foreign Exchange Rate		57.71
Notional Amount | $	$ 18,000,000
Net Mark-to- market Gains (Losses)		₱ 27,000,000
Termination Date Various Dates in April 2025 to May 2026 [Member] | US Dollar Liabilities [Member] | Various Dates in January to December 2025 [Member] | Transactions Not Designated As Hedges [Member] | Foreign Exchange Options Seagull | Smart [Member] | Condition One
Disclosure of detailed information about financial instruments [Line Items]
Weighted Average Foreign Exchange Rate	58.03	58.03
Termination Date Various Dates in April 2025 to May 2026 [Member] | US Dollar Liabilities [Member] | Various Dates in January to December 2025 [Member] | Transactions Not Designated As Hedges [Member] | Foreign Exchange Options Seagull | Smart [Member] | Condition Two
Disclosure of detailed information about financial instruments [Line Items]
Weighted Average Foreign Exchange Rate		59.55
Termination Date Various Dates in April to December 2026 [Member] | US Dollar Liabilities [Member] | Various Dates in January to February 2026 [Member] | Transactions Not Designated As Hedges [Member] | Foreign Exchange Options Seagull | PLDT [Member]
Disclosure of detailed information about financial instruments [Line Items]
Original Notional Amount | $	$ 11,000,000
Trade Date	Various dates in Januaryto February 2026	Various dates in Januaryto February 2026
Underlying Transaction	U.S. Dollar Liabilities	U.S. Dollar Liabilities
Termination Date	Various dates in April to December 2026	Various dates in April to December 2026
Weighted Average Foreign Exchange Rate		57.76
Termination Date Various Dates in April to December 2026 [Member] | US Dollar Liabilities [Member] | Various Dates in January to February 2026 [Member] | Transactions Not Designated As Hedges [Member] | Foreign Exchange Options Seagull | PLDT [Member] | Condition One
Disclosure of detailed information about financial instruments [Line Items]
Weighted Average Foreign Exchange Rate		58
Termination Date Various Dates in April to December 2026 [Member] | US Dollar Liabilities [Member] | Various Dates in January to February 2026 [Member] | Transactions Not Designated As Hedges [Member] | Foreign Exchange Options Seagull | PLDT [Member] | Condition Two
Disclosure of detailed information about financial instruments [Line Items]
Weighted Average Foreign Exchange Rate		59.56
Termination Date January 23, 2031 [Member] | Various dates in July 2020 and February to March 2021 [Member] | Transactions Designated As Hedges | Long Term Foreign Currency Options | PLDT [Member] | Condition One
Disclosure of detailed information about financial instruments [Line Items]
Weighted Average Foreign Exchange Rate	49.58	49.58
Termination Date January 23, 2031 [Member] | Various dates in July 2020 and February to March 2021 [Member] | Transactions Designated As Hedges | Long Term Foreign Currency Options | PLDT [Member] | Condition Two
Disclosure of detailed information about financial instruments [Line Items]
Weighted Average Foreign Exchange Rate	49.67	49.67
Termination Date January 23, 2031 [Member] | Various Dates in July 2020 and July 2025 [Member] | Transactions Designated As Hedges | Long Term Foreign Currency Options | PLDT [Member] | Condition One
Disclosure of detailed information about financial instruments [Line Items]
Weighted Average Foreign Exchange Rate	49.67	49.67
Termination Date January 23, 2031 [Member] | Three Hundred M Notes Two Thousand Thirty One | Various dates in July 2020 and February to March 2021 [Member] | Transactions Designated As Hedges | Long Term Foreign Currency Options | PLDT [Member]
Disclosure of detailed information about financial instruments [Line Items]
Original Notional Amount		₱ 225,000,000
Trade Date	Various dates in July 2020 and February to March 2021	Various dates in July 2020 and February to March 2021
Underlying Transaction	300M Notes 2031	300M Notes 2031
Termination Date	January 23, 2031	January 23, 2031
Weighted Average Hedge Cost	1.20%	1.20%
Weighted Average Foreign Exchange Rate		49.58
Notional Amount				₱ 222,000,000		₱ 225,000,000
Net Mark-to- market Gains (Losses)		₱ 271,000,000	86,000,000
Termination Date January 23, 2031 [Member] | Three Hundred M Notes Two Thousand Thirty One | Various dates in July 2020 and February to March 2021 [Member] | Transactions Designated As Hedges | Long Term Foreign Currency Options | PLDT [Member] | Condition One
Disclosure of detailed information about financial instruments [Line Items]
Weighted Average Foreign Exchange Rate		55.27
Termination Date January 23, 2031 [Member] | Three Hundred M Notes Two Thousand Thirty One | Various Dates in July 2020 and July 2025 [Member] | Transactions Designated As Hedges | Long Term Foreign Currency Options | PLDT [Member]
Disclosure of detailed information about financial instruments [Line Items]
Original Notional Amount		₱ 109,000,000
Trade Date	Various dates in July 2020 and July 2025	Various dates in July 2020 and July 2025
Underlying Transaction	300M Notes 2031	300M Notes 2031
Termination Date	January 23, 2031	January 23, 2031
Weighted Average Hedge Cost	1.21%	1.21%
Weighted Average Foreign Exchange Rate		49.67
Notional Amount				108,000,000		109,000,000
Net Mark-to- market Gains (Losses)		₱ 106,000,000	78,000,000
Termination Date January 23, 2031 [Member] | Three Hundred M Notes Two Thousand Thirty One | Various Dates in July 2020 and July 2025 [Member] | Transactions Designated As Hedges | Long Term Foreign Currency Options | PLDT [Member] | Condition One
Disclosure of detailed information about financial instruments [Line Items]
Weighted Average Foreign Exchange Rate		55.35
Termination Date December 13, 2030 [Member] | US$140 PNB Loan [Member] | February to April 2021 [Member] | Transactions Designated As Hedges | Long Term Foreign Currency Options | Smart [Member]
Disclosure of detailed information about financial instruments [Line Items]
Original Notional Amount		₱ 109,000,000
Trade Date	February to April 2021	February to April 2021
Underlying Transaction	US$140 PNB Loan	US$140 PNB Loan
Termination Date	December 13, 2030	December 13, 2030
Weighted Average Hedge Cost	1.63%	1.63%
Weighted Average Foreign Exchange Rate		48
Notional Amount				₱ 55,000,000		₱ 66,000,000
Net Mark-to- market Gains (Losses)		₱ 163,000,000	₱ 144,000,000
Termination Date December 13, 2030 [Member] | US$140 PNB Loan [Member] | February to April 2021 [Member] | Transactions Designated As Hedges | Long Term Foreign Currency Options | Smart [Member] | Condition One
Disclosure of detailed information about financial instruments [Line Items]
Weighted Average Foreign Exchange Rate		53.34
Termination Date Various Dates in May to September 2026 [member] | US Dollar Liabilities [Member] | Various Dates in January to February 2026 [Member] | Transactions Not Designated As Hedges [Member] | Foreign Exchange Options Seagull | Smart [Member]
Disclosure of detailed information about financial instruments [Line Items]
Original Notional Amount | $	$ 20,000,000
Trade Date	Various dates in January to February 2026	Various dates in January to February 2026
Underlying Transaction	U.S. Dollar Liabilities	U.S. Dollar Liabilities
Termination Date	Various dates in May to September 2026	Various dates in May to September 2026
Weighted Average Foreign Exchange Rate		58.07
Termination Date Various Dates in May to September 2026 [member] | US Dollar Liabilities [Member] | Various Dates in January to February 2026 [Member] | Transactions Not Designated As Hedges [Member] | Foreign Exchange Options Seagull | Smart [Member] | Condition One
Disclosure of detailed information about financial instruments [Line Items]
Weighted Average Foreign Exchange Rate		58.3
Termination Date Various Dates in May to September 2026 [member] | US Dollar Liabilities [Member] | Various Dates in January to February 2026 [Member] | Transactions Not Designated As Hedges [Member] | Foreign Exchange Options Seagull | Smart [Member] | Condition Two
Disclosure of detailed information about financial instruments [Line Items]
Weighted Average Foreign Exchange Rate		59.65